Equity Investments - Summarized Combined Financial Data For Equity Investments - Income Statement Table (Details) - Western Gas Partners, LP [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Schedule of Equity Method Investments [Line Items]
Revenues	$ 668,797	$ 548,629	$ 261,705
Operating income	381,616	336,188	171,496
Net income	$ 381,161	$ 333,705	$ 170,175